UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

The McKee International Equity Portfolio

Semi-Annual Report **April 30, 2013**

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30,2013

Dear Shareholders:

Economic and Market Perspective

The global economy has continued to expand moderately led by the emerging countries, especially China. The European economies remain weak with few signs of improvement. Japan is currently sluggish, but the new government is initiating strong fiscal and monetary policy actions to end deflation and stimulate growth. Central banks around the world continue to lower interest rates and to expand their balance sheets through bond purchases. Despite monetary easing, inflation is below central bank targets and commodity prices are soft. Corporate profits have grown more rapidly than the global economy as expanding profit margins, helped by falling interest rates, have overcome sluggish revenue gains. Companies are benefitting from the Federal Reserve induced ability to borrow at abnormally low interest rates. Margins are at record levels, meaning earnings growth could moderate from here. Equity markets have advanced strongly along with earnings, but stocks have not yet become expensive given current bond and cash alternatives.

Performance

For the six months ended April 30, 2013, the Fund’s return of 14.46% was 244 basis points less than the 16.90% return for the benchmark MSCI EAFE Index. Good stock selection in the industrial sector was the major positive influence on performance while a modest exposure to emerging market equities and stock selection in the materials sector were the largest negative factors.

Portfolio Structure

On April 30, 2013, the Portfolio was invested in 18 countries. The Fund is overweight in Japan but underweight in the Euro Zone, Australia, and the United Kingdom. Emerging markets and Canada, which are not included in the EAFE Index, accounted for 7% and 1% of the Fund respectively. The Fund is overweight in industrials, energy, information technology, and materials. Consumer staples and financials are underweighted. On April 30, the Fund was invested in 55 companies.

Outlook

Growth in the United States, Asia, and the emerging countries should continue to offset weakness in Europe. Central banks are likely to keep interest rates at historically low levels and to purchase large quantities of sovereign bonds. Aggressive stimulus policies implemented by the Japanese government and central bank are recalibrating global foreign exchange markets and trade balances with uncertain effects on economic growth and the securities markets. Inflation remains remarkably benign given the unprecedented degree of monetary easing but could accel-

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30,2013

erate if global growth firms. Earnings growth is expected to decelerate since profit margins are extended, but corporate balance sheets are generally extremely liquid facilitating dividend growth and stock repurchases. Equities are no longer inexpensive by most metrics, but fixed income securities represent little competition to stocks at current interest rates. Political tensions in the Middle East and on the Korean Peninsula have the potential to disrupt global markets. If the global economic expansion continues and corporate earnings meet expectations, further equity price appreciation should be achievable.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1.866.625.3346.

Yours truly,

Eugene M. Natali

C.S. McKee Chief Executive Officer

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Index

MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†:

†	Percentages based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%
	Shares	Value
AUSTRALIA — 5.0%
Australia & New Zealand Banking Group	140,000	$4,627,235
CSL	55,000	3,594,577
Newcrest Mining	210,000	3,664,438

		11,886,250

BRAZIL — 1.0%
Vale ADR, Cl B	140,000	2,392,600

CANADA — 1.3%
Potash Corp of Saskatchewan	75,000	3,161,505

FRANCE — 7.7%
AXA	220,000	4,123,006
BNP Paribas	70,000	3,904,680
Capgemini	90,000	4,144,034
European Aeronautic Defence and Space	60,000	3,172,446
Technip	30,000	3,223,467

		18,567,633

GERMANY — 6.2%
Allianz	40,000	5,909,031
Bayer	50,000	5,222,149
Bayerische Motoren Werke	40,000	3,694,133

		14,825,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
GREECE — 1.5%
Coca-Cola Hellenic Bottling	150,000	$3,713,909

HONG KONG — 3.1%
Galaxy Entertainment Group *	900,000	4,029,972
New World Development	2,000,000	3,489,421

		7,519,393

ISRAEL — 1.6%
Teva Pharmaceutical Industries ADR	100,000	3,829,000

ITALY — 1.8%
Tenaris	200,000	4,440,343

JAPAN — 23.9%
Astellas Pharma	70,000	4,074,530
Daiwa House Industry	200,000	4,521,097
Denso	70,000	3,136,742
East Japan Railway	75,000	6,328,919
Fanuc	20,000	3,018,171
KDDI	120,000	5,765,322
Komatsu	200,000	5,459,398
Kubota	420,000	6,023,406
Kuraray	275,000	4,175,393
Mitsubishi UFJ Financial Group	750,000	5,104,712
Nissan Chemical Industries	300,000	3,889,744
Seven & I Holdings	150,000	5,759,162

		57,256,596

NORWAY — 1.6%
Statoil ADR	160,000	3,920,000

SINGAPORE — 1.6%
DBS Group Holdings	275,000	3,742,135

SOUTH KOREA — 2.9%
Hyundai Motor *	20,000	3,622,991
Samsung Electronics	2,500	3,450,468

		7,073,459

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 4.2%
Banco Santander	500,000	$3,619,644
Inditex	20,000	2,690,837
Red Electrica	70,000	3,727,489

		10,037,970

SWEDEN — 3.5%
Nordea Bank	350,000	4,198,497
Volvo, Cl B	300,000	4,157,172

		8,355,669

SWITZERLAND — 8.0%
ABB	210,000	4,758,598
Credit Suisse Group	138,293	3,837,865
Novartis	85,000	6,318,155
Zurich Insurance Group	15,000	4,191,830

		19,106,448

TAIWAN — 2.9%
Hon Hai Precision Industry	1,119,250	2,889,904
Taiwan Semiconductor Manufacturing ADR	215,000	4,102,200

		6,992,104

UNITED KINGDOM — 18.2%
Anglo American	110,000	2,679,336
BG Group	250,000	4,219,779
Centrica	775,000	4,475,028
Diageo	150,000	4,585,143
Royal Dutch Shell ADR, Cl B	45,000	3,140,550
Royal Dutch Shell, Cl B	75,000	2,629,920
SABMiller	90,000	4,858,523
Standard Chartered	157,500	3,963,790
Vodafone Group ADR	150,000	4,588,500
WPP	300,000	4,968,016
Xstrata	230,000	3,449,051

		43,557,636

TOTAL COMMON STOCK (Cost $165,651,062)		230,377,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

SHORT-TERM INVESTMENT (A) — 3.5%

	Shares	Value
Dreyfus Cash Management, 0.050% (Cost $8,386,311)	8,386,311	$8,386,311

TOTAL INVESTMENTS — 99.5% (Cost $174,037,373)		$238,764,274

Percentages are based on Net Assets of $239,895,285.

*	Non-income producing security.

(A)	Rate shown is the 7-day effective yield as of April 30, 2013.

ADR—American Depositary Receipt

Cl—Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $174,037,373)	$238,764,274
Foreign Currency, at Value (Cost $98,250)	98,879
Dividend Receivable	961,066
Reclaim Receivable	282,984
Receivable for Capital Shares Sold	4,387
Prepaid Expenses	8,859

Total Assets	240,120,449

Liabilities:
Payable due to Investment Adviser	132,681
Payable due to Administrator	22,746
Payable for Capital Shares Redeemed	4,864
Chief Compliance Officer Fees Payable	2,794
Payable due to Trustees	1,975
Other Accrued Expenses and Other Payables	60,104

Total Liabilities	225,164

Net Assets	$239,895,285

NET ASSETS CONSIST OF:
Paid-in Capital	$184,764,496
Undistributed Net Investment Income	1,700,010
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(11,193,370)
Net Unrealized Appreciation on Investments	64,726,901
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(102,752)

Net Assets	$239,895,285

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization—no par value)	19,066,245
Net Asset Value, Per Share	$12.58

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2013 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,197,369
Less: Foreign Taxes Withheld	(240,114)

Total Investment Income	2,957,255

Expenses:
Investment Advisory Fees	794,707
Administration Fees	136,236
Shareholder Serving Fees	34,659
Trustees’ Fees	6,351
Chief Compliance Officer Fees	3,757
Transfer Agent Fees	36,619
Custodian Fees	25,805
Legal Fees	15,201
Registration and Filing Fees	11,282
Audit Fees	10,918
Printing Fees	10,297
Other Expenses	11,610

Total Expenses	1,097,442

Less:
Fees Paid Indirectly — Note 4	(7)

Net Expenses	1,097,435

Net Investment Income	1,859,820

Net Realized Gain (Loss) on:
Investments	1,379,346
Foreign Currency Transactions	(58,828)

Net Realized Gain	1,320,518

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,075,498
Foreign Currency Transactions	2,521

Net Change in Unrealized Appreciation (Depreciation)	28,078,019

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	29,398,537

Net Increase in Net Assets Resulting from Operations	$31,258,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations:
Net Investment Income	$1,859,820	$4,343,424
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,320,518	(3,991,690)
Net Change in Unrealized Appreciation on Investments Foreign Currency Transactions	28,078,019	13,056,000

Net Increase in Net Assets Resulting From Operations	31,258,357	13,407,734

Dividends:
Dividends from Net Investment Income	(3,905,158)	(6,980,983)

Total Dividends	(3,905,158)	(6,980,983)

Capital Share Transactions:
Issued	6,196,287	13,731,596
Reinvestment of Distributions	3,598,494	6,185,081
Redemption Fees — Note 2	52	147
Redeemed	(14,660,128)	(26,978,725)

Decrease in Net Assets From Capital Share Transactions	(4,865,295)	(7,061,901)

Total Increase (Decrease) in Net Assets	22,487,904	(635,150)

Net Assets:
Beginning of Period	217,407,381	218,042,531

End of Year (including Undistributed Net Investment Income of $1,700,010 and $3,745,348, respectively)	$239,895,285	$217,407,381

Shares Transactions:
Issued	520,027	1,312,817
Reinvestment of Distributions	312,641	632,421
Redeemed	(1,213,777)	(2,618,684)

Net Decrease in Shares Outstanding From Share Transactions	(381,109)	(673,446)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)	Years Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Year	$11.18	$10.84	$11.99	$11.09	$8.48	$17.97

Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.23	0.34	0.20	0.17	0.34
Net Realized and Unrealized Gain (Loss)	1.50	0.48	(1.31)	0.90	2.79	(7.83)

Total from Investment Operations	1.60	0.71	(0.97)	1.10	2.96	(7.49)

Redemption Fees**	—	—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0.20)	(0.37)	(0.18)	(0.20)	(0.32)	(0.31)
Capital Gains	—	—	—	—	(0.03)	(1.69)

Total Dividends and Distributions	(0.20)	(0.37)	(0.18)	(0.20)	(0.35)	(2.00)

Net Asset Value, End of Year	$12.58	$11.18	$10.84	$11.99	$11.09	$8.48

Total Return†	14.46%	7.04%	(8.22)%	9.91%	36.34%	(46.49)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$239,895	$217,407	$218,043	$244,838	$2,031,077	$160,770
Ratio of Expenses to Average Net Assets(1)	0.97%††	1.00%	0.97%	0.99%	1.01%	1.00%
Ratio of Net Investment Income to Average Net Assets	1.64%††	2.13%	2.88%	1.79%	1.91%	2.50%
Portfolio Turnover Rate	7%	11%	10%	9%	22%	25%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.

††	Annualized.

Amounts designated as “—” are either $0 or have been rounding to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non-diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies, designed to identify the market value for such securities. Debt obligations with

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of secu-

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

rities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s Administrator and can request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2013.

In accordance with U.S. GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2013, all of the Portfolio’s investments were considered Level 1, in accordance with ASC-820.

For the six months ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2013 there were no Level 3 securities.

For the six months ended April 30, 2013, there have been no significant changes to the Portfolio’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

“more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2013 and the year ended October 31, 2012 there were $52 and $147, respectively, in redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% on assets between $500 million and $1 billion and 0.06% of any amount above $1 billion of the Portfolio’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six months ended April 30, 2013, the Portfolio earned cash management credits of $7 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the six months ended April 30, 2013, the Portfolio made purchases of $15,599,739 and sales of $22,466,755 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are primar-

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

ily attributable to foreign currency gain (loss) which has been classified to/from the following accounts:

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

Ordinary Income
2012	$6,980,983
2011	3,717,780

As of October 31 2012, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,745,346
Capital Loss Carryforwards	(12,513,886)
Unrealized Appreciation	36,546,130

Total Distributable Earnings	$27,777,590

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2012, the Portfolio had the following capital loss carryforwards:

Year Expiring	Amount
2017	$7,838,721
2018	776,655

Total	$8,615,376

During the fiscal year ended October 31, 2012, the Fund did not utilized capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$2,134,962	$1,763,548	$3,898,510

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2013, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$174,037,373	$74,562,564	$(9,835,663)	$64,726,901

8.	Concentration of Risks:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At April 30, 2013, 42% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013 (Unaudited)

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2013, there were no securities on loan.

11.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

•  Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period*
McKee International Equity Portfolio — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,144.60	0.97%	$5.13
Hypothetical 5% Return	1,000 .00	1,020 .01	0.97	4 .84

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting and the other meetings held during the prior year, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 12-13, 2013, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, ownership structure, investment personnel, execution quality, soft dollar policies, and approach to risk management. The Adviser’s representative also reviewed the Fund’s portfolio composition with respect to country and sector weightings, as well as the Fund’s top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting and prior meetings during the year, and deliberated on the renewal of the Advisory Agreement in light of this information.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the advisory fee paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were reasonable. The Board concluded that the advisory fee was reasonable in light of the services rendered and the costs of such services. In addition, the Board considered whether economies of

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2013

scale were realized during the current contract period, but concluded that such economies of scale had not yet been achieved with respect to the Fund.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s re-approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

C.S. McKee, L.P.

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-1200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013